Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
VAT	€ 1,971	€ 2,408
Receivables from National Institute for Social Security	3,041	4,615
Other	2,550	3,595
Total	€ 7,562	€ 10,618